UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            August 11, 2005
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     106
                                        ----------------
Form 13F Information Table Value Total:     $3,215,949
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 June 30, 2005

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                   Common   88579Y101        130,784   1,808,910      Sole         NONE      1,808,910
AK Steel Hldg Corp                      Common   001547108              5         750      Sole         NONE            750
Abbott Laboratories                     Common   002824100        147,026   2,999,923      Sole         NONE      2,999,923
Adobe Systems Inc                       Common   00724F101          1,519      53,072      Sole         NONE         53,072
Albertsons Inc                          Common   013104104              0          13      Sole         NONE             13
Alltel Corp                             Common   020039103            255       4,090      Sole         NONE          4,090
American Electric Power Co              Common   025537101             18         500      Sole         NONE            500
American Power Conversion               Common   029066107             28       1,200      Sole         NONE          1,200
Amgen Inc                               Common   031162100             54         900      Sole         NONE            900
Anheuser-Busch Companies Inc            Common   035229103         83,165   1,817,825      Sole         NONE      1,817,825
Automatic Data Processing               Common   053015103        122,754   2,924,800      Sole         NONE      2,924,800
BMC Software                            Common   055921100              1          75      Sole         NONE             75
Block H & R Inc                         Common   093671105             57         976      Sole         NONE            976
Boeing Co                               Common   097023105             11         165      Sole         NONE            165
Bristol-Myers Squibb                    Common   110122108          1,022      40,900      Sole         NONE         40,900
Brown Forman Corp Cl B                  Common   115637209             85       1,400      Sole         NONE          1,400
Certegy Inc                             Common   156880106            338       8,850      Sole         NONE          8,850
Check Point Software                    Common   M22465104             18         900      Sole         NONE            900
ChevronTexaco Corp                      Common   166764100            127       2,266      Sole         NONE          2,266
ChoicePoint Inc                         Common   170388102             12         300      Sole         NONE            300
Cisco Systems Inc                       Common   17275R102             24       1,240      Sole         NONE          1,240
Clorox Co                               Common   189054109        110,791   1,988,361      Sole         NONE      1,988,361
Coca-Cola Co                            Common   191216100         75,860   1,817,008      Sole         NONE      1,817,008
Colgate-Palmolive Co                    Common   194162103        101,737   2,038,400      Sole         NONE      2,038,400
Conagra Foods Inc                       Common   205887102             28       1,200      Sole         NONE          1,200
Consolidated Edison Inc                 Common   209115104            233       4,965      Sole         NONE          4,965
Costco Wholesale Corp                   Common   22160K105             49       1,100      Sole         NONE          1,100
DNP Select Income Fd Inc                Common   23325P104             58       5,000      Sole         NONE          5,000
Del Monte Foods Co                      Common   24522P103             18       1,638      Sole         NONE          1,638
Dionex Corp                             Common   254546104         36,228     830,717      Sole         NONE        830,717
EMC Corp                                Common   268648102             11         800      Sole         NONE            800
Elan PLC ADR                            Common   284131208              2         300      Sole         NONE            300
Emerson Electric Co                     Common   291011104        146,733   2,342,859      Sole         NONE      2,342,859
Equifax Inc                             Common   294429105        163,179   4,569,574      Sole         NONE      4,569,574
Escrow Bonneville Pacific Corp          Common   098904998              0       1,091      Sole         NONE          1,091
Exxon Mobil Corp                        Common   30231G102            330       5,744      Sole         NONE          5,744
Fedex Corp                              Common   31428X106             41         500      Sole         NONE            500
Fifth Third Bancorp                     Common   316773100              9         225      Sole         NONE            225
First Data Corp                         Common   319963104        104,839   2,611,840      Sole         NONE      2,611,840
Freddie Mac                             Common   313400301            111       1,700      Sole         NONE          1,700
Gannett Company                         Common   364730101        121,179   1,703,628      Sole         NONE      1,703,628
Genentech Inc                           Common   368710406             24         300      Sole         NONE            300
General Electric Co                     Common   369604103        166,253   4,798,058      Sole         NONE      4,798,058
Genuine Parts Co                        Common   372460105            412      10,024      Sole         NONE         10,024
Glaxosmithkline PLC Spons ADR           Common   37733W105            234       4,820      Sole         NONE          4,820
Heinz H J Co                            Common   423074103            227       6,415      Sole         NONE          6,415

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
Intel Corp                              Common   458140100            902      34,605      Sole         NONE         34,605
International Business Machines Corp    Common   459200101            190       2,554      Sole         NONE          2,554
J P Morgan Chase & Co                   Common   46625H100             25         700      Sole         NONE            700
Johnson & Johnson                       Common   478160104        143,271   2,204,162      Sole         NONE      2,204,162
Kellogg Co                              Common   487836108             18         400      Sole         NONE            400
Lee Enterprises Inc                     Common   523768109             26         650      Sole         NONE            650
Lowes Cos Inc                           Common   548661107             47         800      Sole         NONE            800
MBNA Corp                               Common   55262L100        167,826   6,415,371      Sole         NONE      6,415,371
McDonald's Corp                         Common   580135101            202       7,277      Sole         NONE          7,277
McGraw Hill Companies                   Common   580645109        139,511   3,152,780      Sole         NONE      3,152,780
Medtronic Inc                           Common   585055106        129,740   2,505,125      Sole         NONE      2,505,125
Merck & Company                         Common   589331107             43       1,400      Sole         NONE          1,400
Microsoft Corp                          Common   594918104            692      27,856      Sole         NONE         27,856
Mittal Steel Company ADR                Common   60684P101             44       1,850      Sole         NONE          1,850
Mylan Laboratories Inc                  Common   628530107            175       9,112      Sole         NONE          9,112
Nestle SA ADR                           Common   641069406            384       6,000      Sole         NONE          6,000
New York Times Co Class A               Common   650111107              3         100      Sole         NONE            100
Nike Inc Cl B                           Common   654106103            447       5,166      Sole         NONE          5,166
Nordson Corp                            Common   655663102            158       4,600      Sole         NONE          4,600
Omnicom Group Inc                       Common   681919106        163,365   2,045,645      Sole         NONE      2,045,645
Park National Corp                      Common   700658107              0           1      Sole         NONE              1
Patterson Companies                     Common   703395103        144,217   3,199,135      Sole         NONE      3,199,135
Paychex Inc                             Common   704326107         87,875   2,700,528      Sole         NONE      2,700,528
Pepsico Inc                             Common   713448108        119,689   2,219,347      Sole         NONE      2,219,347
Pfizer Inc                              Common   717081103        133,404   4,836,995      Sole         NONE      4,836,995
Plum Creek Timber Co                    Common   729251108             11         300      Sole         NONE            300
Portland Brewing Company                Common   736420100              0         300      Sole         NONE            300
Posco                                   Common   693483109             20         450      Sole         NONE            450
Principal Financial Group, Inc.         Common   74251V102             12         279      Sole         NONE            279
Procter & Gamble Co                     Common   742718109        145,355   2,755,552      Sole         NONE      2,755,552
Qualcomm Inc                            Common   747525103            166       5,040      Sole         NONE          5,040
Reliance Steel And Aluminum Co          Common   759509102            204       5,500      Sole         NONE          5,500
Royal Dutch Pete Co NY Registry Sh Par  Common   780257804             78       1,200      Sole         NONE          1,200
Sara Lee Corp                           Common   803111103             84       4,225      Sole         NONE          4,225
Schlumberger Ltd                        Common   806857108             30         400      Sole         NONE            400
Stancorp Finl Group                     Common   852891100              1          10      Sole         NONE             10
Starbucks Corp                          Common   855244109            213       4,125      Sole         NONE          4,125
Stryker Corp                            Common   863667101        188,022   3,953,357      Sole         NONE      3,953,357
Sysco Corp                              Common   871829107        129,386   3,575,200      Sole         NONE      3,575,200
Techne Corp                             Common   878377100             28         600      Sole         NONE            600
Time Warner Inc                         Common   887317105              6         375      Sole         NONE            375
Transamerica Income Shares              Common   893506105             33       1,500      Sole         NONE          1,500
UAL Corp                                Common   902549500             24      15,000      Sole         NONE         15,000
US Bancorp                              Common   902973304            567      19,411      Sole         NONE         19,411
Umpqua Holdings Corp                    Common   904214103             30       1,280      Sole         NONE          1,280
United Parcel Svc Cl B                  Common   911312106             52         750      Sole         NONE            750
Verizon Communications                  Common   92343V104             63       1,834      Sole         NONE          1,834
Vodafone Group                          Common   92857W100             53       2,160      Sole         NONE          2,160
WD 40 CO                                Common   929236107            127       4,543      Sole         NONE          4,543
Wal Mart Stores Inc                     Common   931142103             48       1,000      Sole         NONE          1,000
Walgreen Company                        Common   931422109            752      16,360      Sole         NONE         16,360
Washington Mutual Inc                   Common   939322103             76       1,875      Sole         NONE          1,875

ITEM 1                                  ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                        Title                 Fair          Number                                Voting
                                        of                    Market        of           Investment   Other       Authority
Name of Issuer                          Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                              (thousands)                                         (Shares)
--------------                          ------   ---------    -----------   ---------    ----------   --------    ---------
Wells Fargo & Co                        Common   949746101            166       2,695      Sole         NONE          2,695
Weyerhaeuser Co                         Common   962166104            144       2,268      Sole         NONE          2,268
Wilmington Trust Corp                   Common   971807102            478      13,280      Sole         NONE         13,280
Worldcom Inc MCI Group Com              Common   98157D304              0          10      Sole         NONE             10
Wrigley Wm Jr Co                        Common   982526105            300       4,356      Sole         NONE          4,356
Wyeth                                   Common   983024100            432       9,699      Sole         NONE          9,699
Xilinx Inc                              Common   983919101             18         700      Sole         NONE            700
Zebra Technologies                      Common   989207105            828      18,899      Sole         NONE         18,899